Benefit Plans - Schedule of Pension Funds Contributions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Defined Benefit Plan Disclosure [Line Items]
Contribution to Pension Plans	$ 38	$ 38	$ 37
Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	416047047
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Yellow	Yellow
FIP/RP Status	Implemented
Contribution to Pension Plans	9	9	9
Surcharges Imposed	No
Amortization Provisions	Yes
Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	366044243
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	9	9	9
Surcharges Imposed	No
Amortization Provisions	Yes
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	410905139
Pension Plan Number	001
Plan Month/ Day End Date	--02-28
Pension Protection Act Zone Status	Yellow	Yellow
FIP/RP Status	Implemented
Contribution to Pension Plans	8	7	6
Surcharges Imposed	No
Amortization Provisions	No
UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	526117495
Pension Plan Number	002
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	3	4	3
Surcharges Imposed	Yes
Amortization Provisions	Yes
Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	916145047
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Green	Green
FIP/RP Status	No
Contribution to Pension Plans	2	3	3
Surcharges Imposed	No
Amortization Provisions	Yes
Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	436058365
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	2	2	2
Surcharges Imposed	Yes
Amortization Provisions	Yes
Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	396069053
Pension Plan Number	001
Plan Month/ Day End Date	--10-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	2	2	2
Surcharges Imposed	Yes
Amortization Provisions	Yes
All Other Multiemployer Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to Pension Plans	$ 3	$ 2	$ 3